SUBSEQUENT EVENTS (Details)	1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended		1 Months Ended
	Sep. 25, 2013	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 20, 2013	Sep. 25, 2013 American Depositary Shares [Member]	Jan. 31, 2014 Subsequent Event [Member] CNY	Dec. 31, 2013 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] American Depositary Shares [Member]
Subsequent Event [Line Items]
Proceeds from issuance of long-term debt		$ 132,150,586	800,000,000	300,000,000	1,000,000,000			141,400,000
Repayments of long-term debt		49,556,470	300,000,000	1,000,000,000				46,000,000
Line of credit, maximum borrowing capacity								400,000,000
Debt term								15 years
Issuance of shares (in shares)	14,000,000						4,370,000	15,000,000			3,750,000
Aggregate principal amount										150,000,000
Stated interest rate						5.00%				4.00%
Debt maturity date		Dec. 31, 2015	Dec. 31, 2015						Jan. 31, 2019
Proceeds for working capital purposes										$ 272,100,000